Label		Element	Value
(Loomis Sayles Multi-Asset Income Fund)
Prospectus:		rr_ProspectusTable
Objective [Heading]		rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The Fund seeks current income with a secondary objective of capital appreciation.
Expense [Heading]		rr_ExpenseHeading	Fund Fees & Expenses
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Natixis Fund Complex. More information about these and other discounts is available from your financial professional and in the section "How Sales Charges Are Calcliated" on page 13 of the Prospectus and on page 119 in the section "Reduced Sales Charges" of the Statement of Additional Information ("SAI").

Expense Breakpoint Discounts [Text]		rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Natixis Fund Complex.
Expense Breakpoint, Minimum Investment Required [Amount]		rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2017
Expenses Deferred Charges [Text Block]		rr_ExpensesDeferredChargesTextBlock	A 1.00% contingent deferred sales charge ("CDSC") may apply to certain purchases of Class A shares of $1,000,000 or more that are redeemed within eighteen months of the date of purchase.
Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the example is based on Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the first 20 months and on the Total Annual Fund Operating Expenses for the remaining periods. Although your actual costs may be higher or lower, based on these assumptions your costs wolid be:

Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	If shares are redeemed:
Expense Example, No Redemption, By Year, Caption [Text]		rr_ExpenseExampleNoRedemptionByYearCaption	If shares are not redeemed:
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may reslit in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During its most recently ended fiscal year, the Fund's portfolio turnover rate was 41% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	41.00%
Strategy [Heading]		rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

The Fund intends to pursue its investment goal by utilizing a flexible investment approach that allocates investments across a broad range of income-producing securities, while employing risk management strategies to mitigate downside risk. The Fund may invest in equity securities (including common stocks, preferred stocks, depositary receipts, warrants, securities convertible into common or preferred stocks and real estate investment trusts ("REITS")). The Fund may also invest up to 25% of its assets in publicly traded master limited partnerships ("MLPs"). The Fund may invest in fixed-income securities (including exchange-traded notes, structured notes, corporate debt, foreign and U.S. government and agency fixed-income securities, bank loans, adjustable floating rate loans and other floating rate debt instruments issued by U.S. and non-U.S. corporations and other business entities and convertible debt securities). The Fund may invest in below investment grade fixed-income securities (commonly known as "junk bonds"). Below investment grade fixed-income securities are rated below investment grade quality (i.e., none of the three major ratings agencies (Moody's Investors Service, Inc. ("Moody's"), Fitch Investors Services, Inc. ("Fitch") or Standard and Poor's Ratings Group ("S&P")), have rated the securities in one of its top four rating categories) or, if unrated, are determined by Loomis Sayles & Company, L.P. ("Loomis Sayles" or the "Subadviser") to be of comparable quality. There is no minimum rating for the fixed-income securities in which the Fund may invest. The Fund may invest in securities of any maturity or market capitalization. The Fund may invest in foreign securities including those in emerging markets.

The Fund may shift its assets among various types of income-producing securities based upon the Subadviser's evaluation of changing market conditions, yield expectations and security-specific opportunities. Changes to the Fund's asset allocations are based on several criteria, including global market cycles, global economic regimes and the relative attractiveness of particliar asset categories. Under normal market conditions, the Fund will typically invest between 20% and 80% of its assets in fixed-income securities and between 30% and 70% in equity securities. However, the Fund is not required to allocate its investments among asset classes in any fixed proportion and may invest up to 100% of its assets in either equity securities or fixed-income securities. A sudden change in market conditions colid cause the Subadviser to substantially change the allocation of the Fund's assets over a relatively short period of time.

In selecting individual investments for the Fund, the Subadviser considers factors including, but not limited to, economic and business cycles as well as top-down sector valuations and fundamental, bottom-up security valuations. In deciding which equity securities to buy and sell, the Subadviser seeks to identify securities that it believes are, among other things, attractively valued based on the Subadviser's estimate of what a security is actually worth, with additional consideration given to income-producing securities.

In deciding which fixed-income securities to buy and sell, the Subadviser may consider a number of factors including, but not limited to, diverging business cycles among countries and regions, the stability and volatility of a country's bond markets, the financial strength of the issuer, current interest rates, the Subadviser's expectations regarding general trends in interest rates and currency considerations. The Subadviser will also consider how purchasing or selling a security wolid impact the overall portfolio's risk profile (for example, its sensitivity to currency risk, interest rate risk and sector-specific risk) and potential return (income and capital gains).

When constructing the Fund's portfolio the Subadviser will use risk management tools in an effort to manage risk on an ongoing basis. These tools include the use of models that evaluate risk correlation to various market factors or asset classes, scenario analysis to measure the impact of certain market events and measuring the volatility of certain sectors and securities to understand the level of risk being contributed by these sectors and securities. The portfolio management team expects to actively evaluate each investment idea and to decide to buy or sell an investment based upon: (i) its return potential; (ii) its level of risk; and (iii) its fit within the team's overall macro strategy, with the goal of continually optimizing the Fund's portfolio.

The Fund may also:

  Invest in mortgage-related and asset-backed securities

  Invest in securities offered in initial public offerings ("IPOs") and securities issued pursuant to Rlie 144A under the Securities Act of 1933 ("Rlie 144A securities"). Rlie 144A securities are privately offered securities and can be resold only to certain qualified institutional buyers.

  Engage in over-the-counter ("OTC") options, swap contracts (including credit defalit swaps) and currency transactions as well as futures transactions and other derivatives for hedging and investment purposes. The Fund may take both long and short positions in derivatives.

  Engage in active and frequent trading of securities and other instruments. Effects of frequent trading may include high transaction costs, which may lower the Fund's returns, and realization of short-term capital gains, distributions of which are taxable to shareholders who are individuals as ordinary income. Trading costs and tax effects associated with frequent trading may adversely affect the Fund's performance.

Risk [Heading]		rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.

Allocation Risk: The Fund's investment performance depends on how its assets are allocated. The allocation may not be optimal in every market condition. You colid lose money on your investment in the Fund as a reslit of this allocation.

Credit/Counterparty Risk: Credit risk is the risk that the issuer or the guarantor of a fixed-income security, or the counterparty to a derivatives or other transaction, will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. The Fund will be subject to credit risks with respect to the counterparties of its derivative transactions. Many of the protections afforded to participants on organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with OTC derivative transactions, such as OTC options. As a reslit, in instances when the Fund enters into OTC derivative transactions, the Fund will be subject to the risk that its counterparties will not perform their obligations under the transactions and that the Fund will sustain losses or be unable to realize gains.

Derivatives Risk: Derivative instruments (such as those in which the Fund may invest, including options, foreign currency transactions, futures transactions and swap transactions) are subject to changes in the value of the underlying assets or indices on which such instruments are based. There is no guarantee that the use of derivatives will be effective or that suitable transactions will be available. Even a small investment in derivatives may give rise to leverage risk and can have a significant impact on the Fund's exposure to securities markets values, interest rates or currency exchange rates. It is possible that the Fund's liquid assets may be insufficient to support its obligations under its derivatives positions. The use of derivatives for other than hedging purposes may be considered a specliative activity, and involves greater risks than are involved in hedging. The use of derivatives may cause the Fund to incur losses greater than those that wolid have occurred had derivatives not been used. The Fund's use of derivatives involves other risks, such as the credit risk relating to the other party to a derivative contract (which is greater for forward currency contracts, swaps and other OTC traded derivatives), the risk of difficlities in pricing and valuation, the risk that changes in the value of a derivative may not correlate as expected with changes in the value of relevant assets, rates or indices, liquidity risk, allocation risk and the risk of losing more than the initial margin required to initiate derivatives positions. There is also the risk that the Fund may be unable to terminate or sell a derivatives position at an advantageous time or price. The Fund's derivative counterparties may experience financial difficlities or otherwise be unwilling or unable to honor their obligations, possibly resliting in losses to the Fund.

Equity Securities Risk: The value of the Fund's investments in equity securities colid be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. Securities issued in IPOs tend to involve greater market risk than other equity securities due, in part, to public perception and the lack of publicly available information and trading history. Rlie 144A securities may be less liquid than other equity securities. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer's bonds generally take precedence over the claims of those who own preferred stock or common stock.

Fixed-Income Securities Risk: Fixed-income securities are subject to credit risk, interest rate risk and liquidity risk. You may lose money on your investment due to unpredictable drops in a security's value or periods of below-average performance in a given security or in the securities market as a whole.

Foreign Securities Risk: Investments in foreign securities may be subject to greater political, economic, environmental, credit and information risks. The Fund's investments in foreign securities also are subject to foreign currency fluctuations and other foreign currency-related risks. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regliation and limited liquidity.

Interest Rate Risk: Interest rate risk is the risk that the value of the Fund's investments will fall if interest rates rise. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. Interest rate risk generally is greater for funds that invest in fixed-income securities with relatively longer durations than for funds that invest in fixed-income securities with shorter durations. In addition, an economic downturn or period of rising interest rates colid adversely affect the markets for these securities and reduce the Fund's ability to sell them, negatively impacting the performance of the Fund.

Leverage Risk: Use of derivative instruments may involve leverage. Leverage is the risk associated with securities or practices that mlitiply small index, market or asset-price movements into larger changes in value. The use of leverage increases the impact of gains and losses on a fund's returns, and may lead to significant losses if investments are not successfli.

Liquidity Risk: Liquidity risk is the risk that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects. Decreases in the number of financial institutions willing to make markets in the Funds' investments or in their capacity or willingness to transact may increase the Funds' exposure to this risk. Events that may lead to increased redemptions, such as market disruptions or increases in interest rates, may also negatively impact the liquidity of the Fund's investments when it needs to dispose of them. If the Fund is forced to sell its investments at an unfavorable time and/or under adverse conditions in order to meet redemption requests, such sales colid negatively affect the Fund. Securities acquired in a private placement, such as Rlie 144A securities, are generally subject to greater liquidity risk because they are subject to strict restrictions on resale and there may be no liquid secondary market or ready purchaser for such securities. Non-exchange traded derivatives are generally subject to greater liquidity risk as well. Liquidity issues may also make it difficlit to value the Fund's investments.

Management Risk: A strategy used by the Fund's portfolio managers may fail to produce the intended reslit.

Master Limited Partnership Risk: Investments in MLPs involve risks in addition to the risks associated with investments in securities with similar characteristics, such as common stock of a corporation. Holders of common interests in MLPs typically have limited control and limited rights to vote on matters affecting the MLP. Conflicts of interest may also exist between an MLP's common interest holders and its general partner or managing member, including those arising from incentive distribution payments. Many interests in MLPs are subject to restrictions on resale and may therefore be less liquid than other investments, which may subject MLP interests to more abrupt or erratic price movements and may increase the difficlity of disposing of such interests at favorable times and prices. The Fund may gain exposure to MLPs through derivatives, including exchange-traded notes ("ETNs") and swaps, exposing the Fund to the risks of investing in derivatives generally. MLPs often own interests in energy infrastructure properties, including pipelines, or engage in activities related to the energy sector. Accordingly, to the extent the Fund invests in MLPs, it will likely be exposed to risks related to investments in the energy sector. In addition, if an MLP fails to meet the current legal requirements for treatment as a partnership, or if there are changes to the tax laws, an MLP colid be treated as a corporation for U.S. federal income tax purposes, obligating the MLP to pay tax at the entity level and significantly reducing the income to the Fund from an investment in an MLP.

Market Risk: The market value of a security or portfolio will move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer's financial condition, as well as overall market and economic conditions.

Mortgage-Related and Asset-Backed Securities Risk: In addition to the risks associated with investments in fixed-income securities generally (for example, credit, liquidity and valuation risk), mortgage-related and asset-backed securities are subject to the risks of the mortgages and assets underlying the securities as well as prepayment risk, the risk that the securities may be prepaid and reslit in the reinvestment of the prepaid amounts in securities with lower yields than the prepaid obligations. Conversely, there is a risk that a rise in interest rates will extend the life of a mortgage-related or asset-backed security beyond the expected prepayment time, typically reducing the security's value. The Fund also may incur a loss when there is a prepayment of securities that were purchased at a premium. The Fund's investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

REITs Risk: Investments in the real estate industry, including REITs, are particliarly sensitive to economic downturns and are sensitive to factors such as changes in real estate values, property taxes and tax laws, interest rates, cash flow of underlying real estate assets, occupancy rates, government regliations affecting zoning, land use and rents and the management skill and creditworthiness of the issuer. Companies in the real estate industry also may be subject to liabilities under environmental and hazardous waste laws. In addition, the value of a REIT is affected by changes in the value of the properties owned by the REIT or mortgage loans held by the REIT. REITs are also subject to defalit and prepayment risk. Many REITs are highly leveraged, increasing their risk. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

Small- and Mid-Capitalization Companies Risk: Compared to large-capitalization companies, small- and mid-capitalization companies are more likely to have limited product lines, markets or financial resources. Stocks of these companies often trade less frequently and in limited volume and their prices may fluctuate more than stocks of large-cap companies. As a reslit, it may be relatively more difficlit for the Fund to buy and sell securities of small- and mid-cap companies.

Risk Lose Money [Text]		rr_RiskLoseMoney	The Fund does not represent a complete investment program. You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the one-year, five-year and Life-of-Class periods compare to those of a broad measure of market performance. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at ngam.natixis.com and/or by calling the Fund toll-free at 800-225-5478 .

The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return.

Bar Chart [Heading]		rr_BarChartHeading	Total Returns for Class A Shares
Bar Chart Does Not Reflect Sales Loads [Text]		rr_BarChartDoesNotReflectSalesLoads	The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return.
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock	Highest Quarterly Return: Second Quarter 2009, 18.28% Lowest Quarterly Return: Fourth Quarter 2008, -18.23%
Performance Table Heading		rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2014)
Performance Table Closing [Text Block]		rr_PerformanceTableClosingTextBlock

The Fund did not have Class N shares outstanding during the periods shown above. The returns of Class N shares wolid have been substantially similar to the returns of the Fund's other share classes because they wolid have been invested in the same portfolio of securities and wolid only differ to the extent the other share classes did not have the same expenses.

Prior to the stock market close August 31, 2015, the Fund had mlitiple subadvisers. The performance reslits shown above for the periods prior to the stock market close August 31, 2015 reflect reslits achieved by those subadvisers using different investment strategies.

After-tax returns are calcliated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans or individual retirement accounts. The after-tax returns are shown for only one class of the Fund. After-tax returns for the other classes of the Fund will vary. Index performance reflects no deduction for fees, expenses or taxes.

Index No Deduction for Fees, Expenses, Taxes [Text]		rr_IndexNoDeductionForFeesExpensesTaxes	Index performance reflects no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calcliated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans or individual retirement accounts.
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the one-year, five-year and Life-of-Class periods compare to those of a broad measure of market performance.
Performance Table One Class of after Tax Shown [Text]		rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown for only one class of the Fund.
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	ngam.natixis.com
Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	800-225-5478
(Loomis Sayles Multi-Asset Income Fund) | Barclays U.S. Aggregate Bond Index
Prospectus:		rr_ProspectusTable
Past 1 Year		rr_AverageAnnualReturnYear01	5.97%
Past 5 Years		rr_AverageAnnualReturnYear05	4.45%
Life-of-Class		rr_AverageAnnualReturnSinceInception	5.00%
Inception Date		rr_AverageAnnualReturnInceptionDate	Nov. 17, 2005
(Loomis Sayles Multi-Asset Income Fund) | Barclays U.S. Aggregate Bond Index (12/3/12)
Prospectus:		rr_ProspectusTable
Life-of-Class		rr_AverageAnnualReturnSinceInception	1.77%
Inception Date		rr_AverageAnnualReturnInceptionDate	Dec. 03, 2012
(Loomis Sayles Multi-Asset Income Fund) | Class A
Prospectus:		rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	[1]	rr_MaximumDeferredSalesChargeOverOther	none
Redemption fees		rr_RedemptionFeeOverRedemption	none
Management fees		rr_ManagementFeesOverAssets	0.55%
Distribution and/or service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses		rr_OtherExpensesOverAssets	0.26%
Total annual fund operating expenses		rr_ExpensesOverAssets	1.06%
Fee waiver and/or expense reimbursement	[2]	rr_FeeWaiverOrReimbursementOverAssets	0.11%
Total annual fund operating expenses after fee waiver and/or expense reimbursement		rr_NetExpensesOverAssets	0.95%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 543
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	754
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	991
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,670
Annual Return 2006		rr_AnnualReturn2006	14.24%
Annual Return 2007		rr_AnnualReturn2007	(2.80%)
Annual Return 2008		rr_AnnualReturn2008	(25.26%)
Annual Return 2009		rr_AnnualReturn2009	33.32%
Annual Return 2010		rr_AnnualReturn2010	16.73%
Annual Return 2011		rr_AnnualReturn2011	7.21%
Annual Return 2012		rr_AnnualReturn2012	13.22%
Annual Return 2013		rr_AnnualReturn2013	5.84%
Annual Return 2014		rr_AnnualReturn2014	13.08%
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	18.28%
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(18.23%)
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Past 1 Year		rr_AverageAnnualReturnYear01	7.96%
Past 5 Years		rr_AverageAnnualReturnYear05	10.13%
Life-of-Class		rr_AverageAnnualReturnSinceInception	6.74%
Inception Date		rr_AverageAnnualReturnInceptionDate	Nov. 17, 2005
(Loomis Sayles Multi-Asset Income Fund) | Class A | Return After Taxes on Distributions
Prospectus:		rr_ProspectusTable
Past 1 Year		rr_AverageAnnualReturnYear01	6.95%
Past 5 Years		rr_AverageAnnualReturnYear05	9.10%
Life-of-Class		rr_AverageAnnualReturnSinceInception	5.51%
Inception Date		rr_AverageAnnualReturnInceptionDate	Nov. 17, 2005
(Loomis Sayles Multi-Asset Income Fund) | Class A | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus:		rr_ProspectusTable
Past 1 Year		rr_AverageAnnualReturnYear01	4.69%
Past 5 Years		rr_AverageAnnualReturnYear05	7.65%
Life-of-Class		rr_AverageAnnualReturnSinceInception	4.87%
Inception Date		rr_AverageAnnualReturnInceptionDate	Nov. 17, 2005
(Loomis Sayles Multi-Asset Income Fund) | Class C
Prospectus:		rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)		rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption fees		rr_RedemptionFeeOverRedemption	none
Management fees		rr_ManagementFeesOverAssets	0.55%
Distribution and/or service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses		rr_OtherExpensesOverAssets	0.26%
Total annual fund operating expenses		rr_ExpensesOverAssets	1.81%
Fee waiver and/or expense reimbursement	[2]	rr_FeeWaiverOrReimbursementOverAssets	0.11%
Total annual fund operating expenses after fee waiver and/or expense reimbursement		rr_NetExpensesOverAssets	1.70%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 273
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	551
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	963
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	2,112
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	173
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	551
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	963
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 2,112
Past 1 Year		rr_AverageAnnualReturnYear01	11.28%
Past 5 Years		rr_AverageAnnualReturnYear05	10.31%
Life-of-Class		rr_AverageAnnualReturnSinceInception	6.47%
Inception Date		rr_AverageAnnualReturnInceptionDate	Nov. 17, 2005
(Loomis Sayles Multi-Asset Income Fund) | Class N
Prospectus:		rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)		rr_MaximumDeferredSalesChargeOverOther	none
Redemption fees		rr_RedemptionFeeOverRedemption	none
Management fees		rr_ManagementFeesOverAssets	0.55%
Distribution and/or service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	[3]	rr_OtherExpensesOverAssets	0.20%
Total annual fund operating expenses		rr_ExpensesOverAssets	0.75%
Fee waiver and/or expense reimbursement	[2],[4]	rr_FeeWaiverOrReimbursementOverAssets	0.10%
Total annual fund operating expenses after fee waiver and/or expense reimbursement		rr_NetExpensesOverAssets	0.65%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 66
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	223
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	400
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 915
(Loomis Sayles Multi-Asset Income Fund) | Class Y
Prospectus:		rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)		rr_MaximumDeferredSalesChargeOverOther	none
Redemption fees		rr_RedemptionFeeOverRedemption	none
Management fees		rr_ManagementFeesOverAssets	0.55%
Distribution and/or service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	none
Other expenses		rr_OtherExpensesOverAssets	0.27%
Total annual fund operating expenses		rr_ExpensesOverAssets	0.82%
Fee waiver and/or expense reimbursement	[2]	rr_FeeWaiverOrReimbursementOverAssets	0.12%
Total annual fund operating expenses after fee waiver and/or expense reimbursement		rr_NetExpensesOverAssets	0.70%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 72
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	241
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	435
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 995
Past 1 Year		rr_AverageAnnualReturnYear01	13.05%
Past 5 Years	[5]	rr_AverageAnnualReturnYear05	11.16%
Life-of-Class		rr_AverageAnnualReturnSinceInception	9.78%
Inception Date		rr_AverageAnnualReturnInceptionDate	Dec. 03, 2012

[1]	A 1.00% contingent deferred sales charge ("CDSC") may apply to certain purchases of Class A shares of $1,000,000 or more that are redeemed within eighteen months of the date of purchase.
[2]	The Fund's investment adviser has given a binding contractual undertaking to the Fund to limit the amount of the Fund's total annual fund operating expenses to 0.95%, 1.70%, 0.65% and 0.70% of the Fund's average daily net assets for Class A, C, N and Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2017 and may be terminated before then only with the consent of the Fund's Board of Trustees. The Fund's investment adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below the applicable expense limitations for Class A, C, N and Y shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.
[3]	Other expenses are estimated for the current fiscal year.
[4]	NGAM Advisors has given a binding contractual undertaking to the Fund to reimburse any and all transfer agency expenses for Class N shares. This undertaking is in effect through April 30, 2017 and may be terminated before then only with the consent of the Fund's Board of Trustees.
[5]	Prior to the inception of Class Y shares (12/3/12), performance is that of Class A shares and reflects the higher net expenses of that share class.